SCHEDULE OF LOAN AND TRANSFER NOTE PAYABLE (Details)	3 Months Ended
	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares
Fair Value Disclosures [Abstract]
Term Remaining	1 year 3 months 18 days	1 year 5 months 19 days
Share Price	$ 11.27	$ 11.015
Risk-Free Rate	4.95	4.78